Financial Investments - HSBC Holdings, Maturities of investments in debt securities at their carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Financial investments
Disclosure of financial assets [line items]
Financial assets	443,312	407,433
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	335,795	308,358
Financial investments | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	67,305	64,117
Financial investments | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	138,135	134,161
Financial investments | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	64,262	52,259
Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	66,093	57,821
Debt securities measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	75,259	61,987
Debt securities measured at amortised cost | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	5,472	2,519
Debt securities measured at amortised cost | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	14,395	10,086
Debt securities measured at amortised cost | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	21,431	16,065
Debt securities measured at amortised cost | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	33,961	33,317
HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	93,215	83,933
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	16,106
HSBC Holdings | Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	6,025	0
HSBC Holdings | Financial investments | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,010	0
HSBC Holdings | Financial investments | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,015	0
HSBC Holdings | Financial investments | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
HSBC Holdings | Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
HSBC Holdings | Debt securities measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	16,106	0
HSBC Holdings | Debt securities measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	6,025	0
HSBC Holdings | Debt securities measured at amortised cost | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,010	0
HSBC Holdings | Debt securities measured at amortised cost | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,015	0
HSBC Holdings | Debt securities measured at amortised cost | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
HSBC Holdings | Debt securities measured at amortised cost | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0